Transamerica BlackRock iShares Edge 75 VP Expense Example - Transamerica BlackRock iShares Edge 75 VP - Service	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 926